Distribution Date:	08/17/26	Benchmark 2023-B40 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-B40

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Attention: Kunal K. Singh	US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	14			AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	15
		Special Servicer	LNR Partners, LLC
Historical Detail	16
			Heather Bennett and Job Warshaw	hbennett@starwood.com; jwarshaw@lnrpartners.com
Delinquency Loan Detail	17			and lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	19	Representations Reviewer
Specially Serviced Loan Detail - Part 2	20		Attention: Benchmark 2023-B40—Transaction Manager	notices@pentalphasurveillance.com
Modified Loan Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Liquidated Loan Detail	22	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	25	Directing Certificateholder	Eightfold Real Estate Capital, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163WAA3	5.943000%	3,687,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163WAB1	6.930200%	159,218,000.00	151,595,200.48	55,009.15	875,487.55	0.00	0.00	930,496.70	151,540,191.33	30.76%	30.00%
A-5	08163WAC9	6.053700%	153,802,000.00	153,802,000.00	0.00	775,892.64	0.00	0.00	775,892.64	153,802,000.00	30.76%	30.00%
A-SB	08163WAD7	6.253300%	5,422,000.00	5,422,000.00	0.00	28,254.49	0.00	0.00	28,254.49	5,422,000.00	30.76%	30.00%
A-S	08163WAE5	6.594500%	46,018,000.00	46,018,000.00	0.00	252,888.08	0.00	0.00	252,888.08	46,018,000.00	20.51%	20.00%
B	08163WAF2	6.580500%	21,859,000.00	21,859,000.00	0.00	119,869.29	0.00	0.00	119,869.29	21,859,000.00	15.64%	15.25%
C	08163WAG0	7.660642%	16,681,000.00	16,681,000.00	0.00	106,489.31	0.00	0.00	106,489.31	16,681,000.00	11.92%	11.63%
D	08163WAK1	4.000000%	11,505,000.00	11,505,000.00	0.00	38,350.00	0.00	0.00	38,350.00	11,505,000.00	9.36%	9.13%
E	08163WAM7	4.000000%	5,177,000.00	5,177,000.00	0.00	17,256.67	0.00	0.00	17,256.67	5,177,000.00	8.20%	8.00%
F	08163WAP0	5.235200%	11,505,000.00	11,505,000.00	0.00	50,192.48	0.00	0.00	50,192.48	11,505,000.00	5.64%	5.50%
G*	08163WAR6	5.235200%	8,053,000.00	8,053,000.00	0.00	35,132.55	0.00	0.00	35,132.55	8,053,000.00	3.85%	3.75%
H	08163WAT2	5.235200%	17,257,368.00	17,257,368.00	0.00	51,387.36	0.00	0.00	51,387.36	17,257,368.00	0.00%	0.00%
RR	08163WBJ3	7.913642%	12,660,000.00	12,348,859.35	1,513.34	80,779.52	0.00	0.00	82,292.86	12,347,346.01	0.00%	0.00%
RR Interest	N/A	7.913642%	11,560,230.00	11,276,118.04	1,381.88	73,762.23	0.00	0.00	75,144.11	11,274,736.16	0.00%	0.00%
R	08163WAV7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			484,404,598.00	472,499,545.87	57,904.37	2,505,742.17	0.00	0.00	2,563,646.54	472,441,641.50

X-A	08163WAH8	1.428967%	322,129,000.00	310,819,200.48	0.00	370,125.28	0.00	0.00	370,125.28	310,764,191.33
X-B	08163WAJ4	1.112440%	84,558,000.00	84,558,000.00	0.00	78,388.11	0.00	0.00	78,388.11	84,558,000.00
X-D	08163WAX3	3.913642%	16,682,000.00	16,682,000.00	0.00	54,406.15	0.00	0.00	54,406.15	16,682,000.00
X-F	08163WAZ8	2.678442%	11,505,000.00	11,505,000.00	0.00	25,679.56	0.00	0.00	25,679.56	11,505,000.00
X-G	08163WBB0	2.678442%	8,053,000.00	8,053,000.00	0.00	17,974.58	0.00	0.00	17,974.58	8,053,000.00
X-H	08163WBD6	2.678442%	17,257,368.00	17,257,368.00	0.00	38,519.05	0.00	0.00	38,519.05	17,257,368.00
Notional SubTotal			460,184,368.00	448,874,568.48	0.00	585,092.73	0.00	0.00	585,092.73	448,819,559.33

Deal Distribution Total					57,904.37	3,090,834.90	0.00	0.00	3,148,739.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163WAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163WAB1	952.12350664	0.34549580	5.49867195	0.00000000	0.00000000	0.00000000	0.00000000	5.84416774	951.77801084
A-5	08163WAC9	1,000.00000000	0.00000000	5.04475000	0.00000000	0.00000000	0.00000000	0.00000000	5.04475000	1,000.00000000
A-SB	08163WAD7	1,000.00000000	0.00000000	5.21108263	0.00000000	0.00000000	0.00000000	0.00000000	5.21108263	1,000.00000000
A-S	08163WAE5	1,000.00000000	0.00000000	5.49541658	0.00000000	0.00000000	0.00000000	0.00000000	5.49541658	1,000.00000000
B	08163WAF2	1,000.00000000	0.00000000	5.48374994	0.00000000	0.00000000	0.00000000	0.00000000	5.48374994	1,000.00000000
C	08163WAG0	1,000.00000000	0.00000000	6.38386847	0.00000000	0.00000000	0.00000000	0.00000000	6.38386847	1,000.00000000
D	08163WAK1	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	08163WAM7	1,000.00000000	0.00000000	3.33333398	0.00000000	0.00000000	0.00000000	0.00000000	3.33333398	1,000.00000000
F	08163WAP0	1,000.00000000	0.00000000	4.36266667	0.00000000	0.00000000	0.00000000	0.00000000	4.36266667	1,000.00000000
G	08163WAR6	1,000.00000000	0.00000000	4.36266609	0.00000000	0.00000000	0.00000000	0.00000000	4.36266609	1,000.00000000
H	08163WAT2	1,000.00000000	0.00000000	2.97770552	1.38496090	6.40566395	0.00000000	0.00000000	2.97770552	1,000.00000000
RR	08163WBJ3	975.42332938	0.11953712	6.38068878	0.05193760	0.24132938	0.00000000	0.00000000	6.50022591	975.30379226
RR Interest	N/A	975.42332981	0.11953741	6.38068879	0.05193755	0.24132911	0.00000000	0.00000000	6.50022621	975.30379240
R	08163WAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163WAH8	964.89046463	0.00000000	1.14899708	0.00000000	0.00000000	0.00000000	0.00000000	1.14899708	964.71969717
X-B	08163WAJ4	1,000.00000000	0.00000000	0.92703363	0.00000000	0.00000000	0.00000000	0.00000000	0.92703363	1,000.00000000
X-D	08163WAX3	1,000.00000000	0.00000000	3.26136854	0.00000000	0.00000000	0.00000000	0.00000000	3.26136854	1,000.00000000
X-F	08163WAZ8	1,000.00000000	0.00000000	2.23203477	0.00000000	0.00000000	0.00000000	0.00000000	2.23203477	1,000.00000000
X-G	08163WBB0	1,000.00000000	0.00000000	2.23203527	0.00000000	0.00000000	0.00000000	0.00000000	2.23203527	1,000.00000000
X-H	08163WBD6	1,000.00000000	0.00000000	2.23203504	0.00000000	0.00000000	0.00000000	0.00000000	2.23203504	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	875,487.55	0.00	875,487.55	0.00	0.00	0.00	875,487.55	0.00
A-5	07/01/26 - 07/30/26	30	0.00	775,892.64	0.00	775,892.64	0.00	0.00	0.00	775,892.64	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	28,254.49	0.00	28,254.49	0.00	0.00	0.00	28,254.49	0.00
X-A	07/01/26 - 07/30/26	30	0.00	370,125.28	0.00	370,125.28	0.00	0.00	0.00	370,125.28	0.00
X-B	07/01/26 - 07/30/26	30	0.00	78,388.11	0.00	78,388.11	0.00	0.00	0.00	78,388.11	0.00
X-D	07/01/26 - 07/30/26	30	0.00	54,406.15	0.00	54,406.15	0.00	0.00	0.00	54,406.15	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,679.56	0.00	25,679.56	0.00	0.00	0.00	25,679.56	0.00
X-G	07/01/26 - 07/30/26	30	0.00	17,974.58	0.00	17,974.58	0.00	0.00	0.00	17,974.58	0.00
X-H	07/01/26 - 07/30/26	30	0.00	38,519.05	0.00	38,519.05	0.00	0.00	0.00	38,519.05	0.00
A-S	07/01/26 - 07/30/26	30	0.00	252,888.08	0.00	252,888.08	0.00	0.00	0.00	252,888.08	0.00
B	07/01/26 - 07/30/26	30	0.00	119,869.29	0.00	119,869.29	0.00	0.00	0.00	119,869.29	0.00
C	07/01/26 - 07/30/26	30	0.00	106,489.31	0.00	106,489.31	0.00	0.00	0.00	106,489.31	0.00
D	07/01/26 - 07/30/26	30	0.00	38,350.00	0.00	38,350.00	0.00	0.00	0.00	38,350.00	0.00
E	07/01/26 - 07/30/26	30	0.00	17,256.67	0.00	17,256.67	0.00	0.00	0.00	17,256.67	0.00
F	07/01/26 - 07/30/26	30	0.00	50,192.48	0.00	50,192.48	0.00	0.00	0.00	50,192.48	0.00
G	07/01/26 - 07/30/26	30	0.00	35,132.55	0.00	35,132.55	0.00	0.00	0.00	35,132.55	0.00
H	07/01/26 - 07/30/26	30	86,267.76	75,288.14	0.00	75,288.14	23,900.78	0.00	0.00	51,387.36	110,544.90
RR	07/01/26 - 07/30/26	30	2,381.99	81,437.05	0.00	81,437.05	657.53	0.00	0.00	80,779.52	3,055.23
RR Interest	07/01/26 - 07/30/26	30	2,175.07	74,362.64	0.00	74,362.64	600.41	0.00	0.00	73,762.23	2,789.82
Totals			90,824.82	3,115,993.62	0.00	3,115,993.62	25,158.72	0.00	0.00	3,090,834.90	116,389.95

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information

Total Available Distribution Amount (1)	3,148,739.27
Non-VRR Available Funds	2,991,302.32
VRR Available Funds	157,436.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,128,094.56	Master Servicing Fee	1,432.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,689.93
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	203.44
ARD Interest	0.00	Operating Advisor Fee	2,652.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	122.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,128,094.56	Total Fees	12,100.92

Principal		Expenses/Reimbursements
Scheduled Principal	57,904.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	20,158.72
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	57,904.37	Total Expenses/Reimbursements	25,158.72

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,090,834.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	57,904.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,148,739.27
Total Funds Collected	3,185,998.93	Total Funds Distributed	3,185,998.91

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	472,499,546.09	472,499,546.09	Beginning Certificate Balance	472,499,545.87
(-) Scheduled Principal Collections	57,904.37	57,904.37	(-) Principal Distributions	57,904.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	472,441,641.72	472,441,641.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	472,623,912.60	472,623,912.60	Ending Certificate Balance	472,441,641.50
Ending Actual Collateral Balance	472,578,577.41	472,578,577.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.22)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.22)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.91%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$19,999,999 or less	8	101,861,510.97	21.56%	79	7.5135	1.384129	1.49 or less	11	270,991,641.72	57.36%	72	7.5624	1.147608
$20,000,000 to $29,999,999		5	120,379,740.49	25.48%	75	7.4268	2.025265	1.50 to 1.99	4	88,050,000.00	18.64%	57	8.1626	1.659642
$30,000,000 to $39,999,999		2	72,150,390.26	15.27%	58	7.7878	0.934090	2.00 to 2.49	3	88,400,000.00	18.71%	54	8.1546	2.084932
	$40,000,000 or greater	4	178,050,000.00	37.69%	56	7.9242	1.575381	2.50 or greater	1	25,000,000.00	5.29%	82	5.7300	3.650000
	Totals	19	472,441,641.72	100.00%	67	7.6881	1.550841	Totals	19	472,441,641.72	100.00%	67	7.6881	1.550841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	12,500,000.00	2.65%	85	6.9100	1.520000
							Industrial	2	15,400,000.00	3.26%	87	7.1600	2.020000
Arizona	2	22,888,354.51	4.84%	50	7.8775	1.328598
							Lodging	2	23,262,230.64	4.92%	57	8.3735	1.204221
California	1	25,000,000.00	5.29%	82	5.7300	3.650000
							Mixed Use	4	93,365,425.76	19.76%	59	7.7978	1.120822
Colorado	5	22,783,000.00	4.82%	86	7.0720	1.480000
							Multi-Family	1	48,000,000.00	10.16%	88	6.8800	1.120000
Florida	1	8,190,000.00	1.73%	86	7.0720	1.480000
							Office	6	116,834,354.32	24.73%	34	8.6428	1.526893
Georgia	1	20,000,000.00	4.23%	86	7.8500	1.810000
							Retail	10	123,079,631.00	26.05%	86	7.2296	2.100765
Illinois	3	87,885,319.26	18.60%	88	7.2128	1.174278
							Self Storage	8	52,500,000.00	11.11%	86	7.0334	1.489524
Maryland	1	25,000,000.00	5.29%	87	7.7010	2.000000
							Totals	33	472,441,641.72	100.00%	67	7.6881	1.550841
Mississippi	1	14,900,000.00	3.15%	85	7.7170	0.320000

New York	4	25,444,649.33	5.39%	87	7.1150	1.725893

Ohio	4	48,979,115.00	10.37%	87	7.4835	1.580340

Pennsylvania	5	66,960,052.98	14.17%	27	8.6756	1.840712

Texas	2	46,595,563.64	9.86%	42	7.9844	0.829039

Washington	2	45,315,587.00	9.59%	30	8.9213	1.518470

Totals	33	472,441,641.72	100.00%	67	7.6881	1.550841

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.49999% or less	1	25,000,000.00	5.29%	82	5.7300	3.650000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 7.49999%	6	141,344,649.33	29.92%	87	7.0098	1.464383	13 months or greater	19	472,441,641.72	100.00%	67	7.6881	1.550841
	7.50000% to 8.49999%	9	204,380,325.39	43.26%	70	7.8226	1.251731	Totals	19	472,441,641.72	100.00%	67	7.6881	1.550841
	8.50000 or greater	3	101,716,667.00	21.53%	27	8.8417	1.756053
	Totals	19	472,441,641.72	100.00%	67	7.6881	1.550841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	99 months or less	19	472,441,641.72	100.00%	67	7.6881	1.550841	Interest Only	14	361,371,298.00	76.49%	64	7.6630	1.622671
100 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	11,595,563.64	2.45%	88	8.0400	1.460000
119 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 358 months	4	99,474,780.08	21.06%	75	7.7382	1.300486
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	472,441,641.72	100.00%	67	7.6881	1.550841	Totals	19	472,441,641.72	100.00%	67	7.6881	1.550841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	19	472,441,641.72	100.00%	67	7.6881	1.550841			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	472,441,641.72	100.00%	67	7.6881	1.550841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30322113	MF	Chicago	IL	Actual/360	6.880%	284,373.33	0.00	0.00	N/A	12/06/33	--	48,000,000.00	48,000,000.00	08/06/26
2A1	30510261	Various Bala Cynwyd		PA	Actual/360	8.710%	360,013.33	0.00	0.00	N/A	11/06/28	--	48,000,000.00	48,000,000.00	08/06/26
3	30510176	OF	Renton	WA	Actual/360	9.030%	326,973.79	0.00	0.00	N/A	10/06/28	--	42,050,000.00	42,050,000.00	08/06/26
4	30530286	SS	Various	Various	Actual/360	7.072%	243,591.11	0.00	0.00	N/A	10/06/33	--	40,000,000.00	40,000,000.00	08/06/26
5A1	30510262	MU	Chicago	IL	Actual/360	7.620%	243,931.86	24,899.07	0.00	N/A	12/06/33	--	37,175,289.33	37,150,390.26	08/06/26
6A2	30322048	MU	Sugar Land	TX	Actual/360	7.966%	240,086.39	0.00	0.00	N/A	11/06/28	--	35,000,000.00	35,000,000.00	08/06/26
7	30530291	RT	Westlake	OH	Actual/360	7.648%	192,474.39	0.00	0.00	N/A	12/06/33	--	29,225,000.00	29,225,000.00	08/06/26
8A1-1	30322114	RT	San Diego	CA	Actual/360	5.730%	123,354.17	0.00	0.00	N/A	06/01/33	--	25,000,000.00	25,000,000.00	08/01/26
9A4-2	30322126	RT	Hanover	MD	Actual/360	7.701%	165,785.42	0.00	0.00	N/A	11/01/33	--	25,000,000.00	25,000,000.00	08/01/26
10	30510034	OF	Various	Various	Actual/360	8.402%	153,137.46	11,297.60	0.00	N/A	10/06/28	--	21,166,038.09	21,154,740.49	08/06/26
11A3	30510169	RT	Woodstock	GA	Actual/360	7.850%	135,194.44	0.00	0.00	N/A	10/06/33	--	20,000,000.00	20,000,000.00	08/06/26
12	30510251	IN	Findlay	OH	Actual/360	7.160%	94,949.56	0.00	0.00	N/A	11/06/33	--	15,400,000.00	15,400,000.00	08/06/26
13	30510017	OF	Jackson	MS	Actual/360	7.717%	99,013.40	0.00	0.00	N/A	09/01/33	--	14,900,000.00	14,900,000.00	08/01/26
14	30510120	RT	New York	NY	Actual/360	7.084%	82,351.50	0.00	0.00	N/A	10/01/33	--	13,500,000.00	13,500,000.00	08/01/26
15	30510043	SS	Anchorage	AK	Actual/360	6.910%	74,378.47	0.00	0.00	N/A	09/06/33	--	12,500,000.00	12,500,000.00	08/06/26
16	30510300	MU	Brooklyn	NY	Actual/360	7.150%	73,598.81	9,138.52	0.00	N/A	12/06/33	--	11,953,787.85	11,944,649.33	08/06/26
17	30510310	LO	Lubbock	TX	Actual/360	8.040%	80,366.97	12,569.18	0.00	N/A	12/06/33	--	11,608,132.82	11,595,563.64	10/06/25
18A12	30510224	LO	Philadelphia	PA	Actual/360	8.705%	87,453.01	0.00	0.00	N/A	11/06/28	--	11,666,667.00	11,666,667.00	08/06/26
19	30530277	RT	Various	Various	Actual/360	7.522%	67,067.15	0.00	0.00	N/A	09/06/33	--	10,354,631.00	10,354,631.00	08/06/26
Totals							3,128,094.56	57,904.37	0.00				472,499,546.09	472,441,641.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	10,865,070.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	19,346,561.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,187,580.37	1,557,960.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,320,771.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	6,192,260.37	1,559,955.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	11,201,784.54	1,600,437.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,927,065.91	3,287,663.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1-1	98,434,993.01	97,127,352.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4-2	58,515,634.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,463,512.80	613,467.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	12,566,273.88	3,028,012.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,394,412.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	399,846.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,919,152.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,344,680.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,454,052.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,798,129.95	0.00	--	--	05/11/26	2,912,612.73	79,334.32	72,490.35	849,780.77	12,495.19	0.00
18A12	36,439,855.68	5,882,666.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,085,049.63	276,702.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	280,856,688.46	114,934,218.73				2,912,612.73	79,334.32	72,490.35	849,780.77	12,495.19	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	11,595,563.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688092%	7.658351%	67
07/17/26	0	0.00	0	0.00	1	11,608,132.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688105%	7.658363%	68
06/17/26	0	0.00	0	0.00	1	11,623,193.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688122%	7.658381%	69
05/15/26	0	0.00	0	0.00	1	11,635,572.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688135%	7.658394%	70
04/17/26	0	0.00	0	0.00	1	11,650,450.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688152%	7.658412%	71
03/17/26	0	0.00	0	0.00	1	11,662,642.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688164%	7.658424%	72
02/18/26	0	0.00	0	0.00	1	11,682,524.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688193%	7.658452%	73
01/16/26	0	0.00	1	11,694,495.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688204%	7.658464%	74
12/17/25	1	11,706,384.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688216%	7.658476%	75
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688233%	7.658493%	76
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688244%	7.658504%	77
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.688261%	7.658521%	78
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30510310	10/06/25	9	6	72,490.35	849,780.77	81,373.11	11,732,499.33	01/08/26	98
Totals					72,490.35	849,780.77	81,373.11	11,732,499.33

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		157,871,407	157,871,407	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		314,570,234	302,974,671	11,595,564		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	472,441,642	460,846,078	0	0	11,595,564	0
Jul-26	472,499,546	460,891,413	0	0	11,608,133	0
Jun-26	472,574,737	460,951,543	0	0	11,623,194	0
May-26	472,631,754	460,996,181	0	0	11,635,573	0
Apr-26	472,706,092	461,055,641	0	0	11,650,451	0
Mar-26	472,762,233	461,099,590	0	0	11,662,643	0
Feb-26	472,871,208	461,188,684	0	0	11,682,524	0
Jan-26	472,926,247	461,231,752	0	11,694,495	0	0
Dec-25	472,980,919	461,274,535	11,706,384	0	0	0
Nov-25	473,053,003	473,053,003	0	0	0	0
Oct-25	473,106,830	473,106,830	0	0	0	0
Sep-25	473,178,101	473,178,101	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	30510310	11,595,563.64	11,732,499.33	17,200,000.00	10/26/23	1,622,734.65	1.46000	12/31/25	12/06/33	267
Totals		11,595,563.64	11,732,499.33	17,200,000.00		1,622,734.65

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30510310	LO	TX	01/08/26	98

8/10/2026 - Loan transferred as Specially Serviced on 1/12/2026 due to delinquency of loan payments of 60-plus days. The collateral is a 120-key four-story Staybridge Suites, all-suites flag licensed by IHG, constructed in 2017 and located on

2.07 acres in Lubbock, TX. Borrower returned executed Pre-Negotiation Letter to Lender. Trust Counsel engaged. Notice of Default sent on 2/12/2026. Notice of Acceleration sent on 4/29/2026. Lender continues to pursue legal remedies, which includes filing for re ceivership, and simultaneously have discussions with Borrower and Borrower''s Third-Party Advisor.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	5,000.00	0.00	0.00	20,158.72	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	20,158.72	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,158.72

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the Benchmark 2023-B40 Mortgage Trust transaction, certain information provided to the Certificate Administrator. Investors should refer to the Certificate Administrator's website for all such information.

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